EQUITY - Capital Stock (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital Stock
Capital stock	R$ 31,305,331	R$ 31,305,331
Quantity	1,352,634,100	1,352,634,100
Percentage of shares issued	100.00%	100.00%
Ordinary shares
Capital Stock
Quantity	1,087,050,297	1,087,050,297
Percentage of shares issued	100.00%	100.00%
Preference shares
Capital Stock
Face value	R$ 0
Voting rights (as a percent)	0.00%
Class A
Capital Stock
Dividend rate (as a percent)	8.00%
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Class B
Capital Stock
Dividend rate (as a percent)	6.00%
Quantity	265,436,883	265,436,883
Percentage of shares issued	100.00%	100.00%
Federal Government
Capital Stock
Quantity	554,397,196	554,397,196
Percentage of shares issued	40.99%	40.99%
Federal Government | Ordinary shares
Capital Stock
Quantity	554,395,652	554,395,652
Percentage of shares issued	51.00%	51.00%
Federal Government | Class B
Capital Stock
Quantity	1,544	1,544
Percentage of shares issued	0.00%	0.00%
BNDESPAR
Capital Stock
Quantity	160,449,053	160,449,053
Percentage of shares issued	11.86%	11.86%
BNDESPAR | Ordinary shares
Capital Stock
Quantity	141,757,951	141,757,951
Percentage of shares issued	13.04%	13.04%
BNDESPAR | Class B
Capital Stock
Quantity	18,691,102	18,691,102
Percentage of shares issued	7.04%	7.04%
BNDES
Capital Stock
Quantity	92,807,935	92,807,935
Percentage of shares issued	6.86%	6.86%
BNDES | Ordinary shares
Capital Stock
Quantity	74,545,264	74,545,264
Percentage of shares issued	6.86%	6.86%
BNDES | Class B
Capital Stock
Quantity	18,262,671	18,262,671
Percentage of shares issued	6.88%	6.88%
Banco Classico
Capital Stock
Quantity	68,750,800	68,750,900
Percentage of shares issued	5.08%	5.08%
Banco Classico | Ordinary shares
Capital Stock
Quantity	68,750,800	68,750,900
Percentage of shares issued	6.32%	6.32%
American Depositary Receipts - ADRs
Capital Stock
Quantity	42,251,810	47,205,583
Percentage of shares issued	3.12%	3.49%
American Depositary Receipts - ADRs | Ordinary shares
Capital Stock
Quantity	27,781,555	30,449,968
Percentage of shares issued	2.56%	2.80%
American Depositary Receipts - ADRs | Class B
Capital Stock
Quantity	14,470,255	16,755,615
Percentage of shares issued	5.45%	6.31%
Other
Capital Stock
Quantity	433,977,306	429,023,433
Percentage of shares issued	32.08%	31.72%
Other | Ordinary shares
Capital Stock
Quantity	219,819,075	217,150,562
Percentage of shares issued	20.22%	19.98%
Other | Class A
Capital Stock
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Other | Class B
Capital Stock
Quantity	214,011,311	211,725,951
Percentage of shares issued	80.63%	79.77%
Minority share holders
Capital Stock
Quantity	493,174,166
Percentage of shares issued	52.04%
Minority share holders | Class B
Capital Stock
Quantity	117,643,515
Non resident minority shareholder
Capital Stock
Quantity	256,655,099
Non resident minority shareholder | Ordinary shares
Capital Stock
Quantity	139,011,556
Non resident minority shareholder | Class A
Capital Stock
Quantity	28